ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT'S PLANS (Narrative) (Details) - 12 months ended Dec. 31, 2016 $ / shares in Units, ¥ in Thousands	USD ($) d yr $ / shares shares	CNY (¥) d yr shares
Organization, Principal Activities And Management's Plans 46	54.89%	54.89%
Organization, Principal Activities And Management's Plans 47 | ¥		¥ 91,300
Organization, Principal Activities And Management's Plans 48	$ 14,700,000
Organization, Principal Activities And Management's Plans 49	100.00%	100.00%
Organization, Principal Activities And Management's Plans 50 | ¥		¥ 30,000
Organization, Principal Activities And Management's Plans 51	$ 4,800,000
Organization, Principal Activities And Management's Plans 52	4.43
Organization, Principal Activities And Management's Plans 53	$ 1,800,000
Organization, Principal Activities And Management's Plans 54 | d	30	30
Organization, Principal Activities And Management's Plans 55	95.00%	95.00%
Organization, Principal Activities And Management's Plans 56 | yr	30	30
Organization, Principal Activities And Management's Plans 57 | d	30	30
Organization, Principal Activities And Management's Plans 58 | d	90	90
Organization, Principal Activities And Management's Plans 59	$ 1,800,000
Organization, Principal Activities And Management's Plans 60 | shares	318,794	318,794
Organization, Principal Activities And Management's Plans 61 | $ / shares	$ 4.00
Organization, Principal Activities And Management's Plans 62	50.37%	50.37%
Organization, Principal Activities And Management's Plans 63	54.89%	54.89%
Organization, Principal Activities And Management's Plans 64	$ 4,500
Organization, Principal Activities And Management's Plans 65	$ 61,698
Organization, Principal Activities And Management's Plans 66 | shares	120,709	120,709
Organization, Principal Activities And Management's Plans 67 | $ / shares	$ 4.00
Organization, Principal Activities And Management's Plans 68	83.72%	83.72%
Organization, Principal Activities And Management's Plans 69	100.00%	100.00%
Organization, Principal Activities And Management's Plans 70	$ 34,000
Organization, Principal Activities And Management's Plans 71	649,967
Organization, Principal Activities And Management's Plans 72	800,000
Organization, Principal Activities And Management's Plans 73 | ¥		¥ 5,000
Organization, Principal Activities And Management's Plans 74	400,000
Organization, Principal Activities And Management's Plans 75	400,000
Organization, Principal Activities And Management's Plans 76	18,500,000
Organization, Principal Activities And Management's Plans 77	8,700,000
Organization, Principal Activities And Management's Plans 78	2,800,000
Organization, Principal Activities And Management's Plans 79	25,900,000
Organization, Principal Activities And Management's Plans 80	23,100,000
Organization, Principal Activities And Management's Plans 81	5,700,000
Organization, Principal Activities And Management's Plans 82	1,600,000
Organization, Principal Activities And Management's Plans 83	173,100,000
Organization, Principal Activities And Management's Plans 84	155,000,000
Organization, Principal Activities And Management's Plans 85	8,000,000
Organization, Principal Activities And Management's Plans 86	15,300,000
Organization, Principal Activities And Management's Plans 87	380,000
Organization, Principal Activities And Management's Plans 88	$ 6,000,000